Property, Plant and Equipment - Changes to Exploratory Well Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalized exploratory well costs charged to expense	¥ (8,900)	¥ (8,579)	¥ (9,455)
Construction in progress [member] | Exploratory well costs [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
At beginning of the year	26,905	22,843	21,421
Additions to capitalized exploratory well costs pending the determination of proved reserves	35,098	28,045	25,165
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(17,002)	(15,404)	(14,288)
Capitalized exploratory well costs charged to expense	(8,900)	(8,579)	(9,455)
At end of the year	¥ 36,101	¥ 26,905	¥ 22,843